Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Summary of Inventories

	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	US$’000
Raw materials and consumables	2,201,886	2,122,239	295,832
Work in progress	19,423	24,577	3,426
Finished goods	2,427,718	2,507,632	349,554
Total inventories at the lower of cost and net realizable value	4,649,027	4,654,448	648,812

Analysis of Inventory Reserve Accounts

	31.12.2022	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	RMB’000	US$’000
Inventories recognized as an expense in cost of sales	11,991,899	13,444,277	13,685,522	1,907,709
Inclusive of the following charge/(credit):
- Inventories written down	86,650	77,466	122,106	17,021
- Reversal of write-down of inventories	(31,765)	(27,447)	(63,338)	(8,829)